Selected Quarterly Financial Results (Unaudited) - Schedule of Selected Quarterly Financial Results (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Net revenues	$ 2,191,873	$ 2,280,816	$ 2,385,135	$ 2,332,244	$ 2,385,546	$ 2,485,007	$ 2,581,033	$ 2,630,398	$ 9,190,068	$ 10,081,984	$ 9,809,663
Operating income (loss)	(1,197,234)	297,377	348,521	395,104	266,113	286,489	354,464	416,472	(156,232)	1,323,538	1,137,281
Net income (loss)	(1,473,497)	94,735	126,467	212,646	(287,472)	50,382	178,168	186,100	(1,039,649)	127,178	41,374
Net income (loss) attributable to MGM Resorts International	$ (781,454)	$ 66,425	$ 97,459	$ 169,850	$ (342,263)	$ (20,270)	$ 110,008	$ 102,652	$ (447,720)	$ (149,873)	$ (171,734)
Basic income (loss) per share	$ (1.38)	$ 0.12	$ 0.18	$ 0.35	$ (0.70)	$ (0.04)	$ 0.22	$ 0.21	$ (0.82)	$ (0.31)	$ (0.35)
Diluted income (loss) per share	$ (1.38)	$ 0.12	$ 0.17	$ 0.33	$ (0.70)	$ (0.04)	$ 0.22	$ 0.20	$ (0.82)	$ (0.31)	$ (0.35)